Summary of pertinent data relating to computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Net loss	$ (16,552)	$ (22,727)	$ (8,368)
Basic weighted-average number of shares outstanding	4,855,876	4,855,876	4,596,980
Diluted weighted-average number of shares outstanding	4,855,876	4,855,876	4,596,980
Diluted loss per share	$ (3.41)	$ (4.68)	$ (1.82)
Diluted loss per share	$ (3.41)	$ (4.68)	$ (1.82)
Stock options and DSUs [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Share purchase warrants	250,320	138,950	60,375
Warrants [member]
Items excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:
Share purchase warrants	457,648	457,648	457,648